Investment Portfolio by Major Security Type (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Net unsettled security transactions offset in other assets	$ 46,900,000	$ 46,300,000
Securities in the portfolio of a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions	$ 2,000,000,000	$ 2,200,000,000